Maintenance rights and lease premium, net - Schedule of Maintenance Rights and Lease Premium, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Maintenance rights	$ 1,669,742	$ 2,099,513
Lease premium, net	460,251	630,449
Maintenance rights and lease premium, net	$ 2,129,993	$ 2,729,962